Income Tax Expense (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax Expense [Abstract]
Schedule of Tax Rate

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the local jurisdiction.

	For the six months ended September 30,
	2025	2024
	US$	US$
	(Unaudited)	(Unaudited)
Tax recognized in profit or loss
Current tax expense
Current period	—	315,503

Reconciliation of effective tax rate
(Loss)/income before income tax	(2,885,330)	6,360,424
Tax calculated at domestic tax rate applicable to respective profits (2024: 16.5%)	(476,079)	1,049,454
Effect of tax rates in foreign jurisdiction	—	(21,429)
Effect of non-taxable income	(2,793,499)	(1,041,985)
Effect of non-deductible expense	281,197	26,003
Utilisation of tax loss	—	(131,075)
Tax effect of tax loss not recognized	2,988,381	434,535
Income tax expense	—	315,503